FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE
          Report for the Calendar Year or Quarter Ended: June 30, 2007
                 Check here if Amendment |_|; Amendment Number:
                        This Amendment (Check only one):
                              |_| is a restatement
                          |_| adds new holding entries

Institutional Investment Manager Filing this Report:

Name:        Stark Onshore Management, LLC
Address:     3600 South Lake Drive
             St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel J. McNally
Title:       General Counsel
Phone:       (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally          St. Francis, Wisconsin         August 14, 2007
-------------------------    ----------------------------    -------------------
      (Signature)                  (City, State)                      (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     3

Form 13F Information Table Value Total:     $36,752 (thousands)

List of Other Included Managers:            None

                                    Form 13F
                          Stark Onshore Management LLC


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        Column 1:             Column 2:  Column 3:    Column 4:          Column 5:       Column 6:   Column 7:         Column 8:
         Name of              Title of     CUSIP        Value     Shrs or  SH/PRN  Put/  Investment   Other        Voting Authority
          Issuer                Class                 (x $1000)   Prn Amt          Call  Discretion  Managers    Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
MULTI FINELINE ELECTRONIX IN   Common     62541B101     16,021    933,653     SH            Sole               933,653
THIRD WAVE TECHNOLOGIES INC    Bond       88428W108     16,877     20,000    PRN            Sole                20,000
TIME WARNER CABLE INC
 CL A                          Common     88732J108      3,854     98,407     SH            Sole                98,407